Derivative and Hedging Activities - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) day counterparty derivative $ / BTU	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) derivative $ / €	Dec. 31, 2017 EUR (€) derivative $ / €
Derivative [Line Items]
Unrealized gain (loss) on derivatives		$ (297,000,000)
Cash collateral for borrowed securities	$ 0		$ 0
Gain (loss) included in accumulated other comprehensive income to net income (loss) during the next 12 months	$ (34,000,000)
Cross Currency Interest Rate Contract [Member] | 6.25% Euro-Denominated Senior Notes Due 2017 [ Member] | Senior notes [Member]
Derivative [Line Items]
Interest rate, stated percentage			6.25%	6.25%
Semi annual interest rate swap payments by counterparty | €				€ 246
Semi annual interest rate swap payments by Chesapeake			$ 327,000,000
Exchange rate (in usd per euro) | $ / €			1.3325	1.3325
Supply Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Gain (loss) on sale of derivatives		$ 146,000,000
Credit Risk [Member]
Derivative [Line Items]
Number of counterparties in hedge facility | counterparty	11
Utica Shale [Member] | Disposal group, disposed of by sale, not discontinued operations [Member]
Derivative [Line Items]
Consideration received	$ 1,868,000,000
Utica Shale [Member] | Disposal group, disposed of by sale, not discontinued operations [Member] | Future natural gas prices [Member]
Derivative [Line Items]
Consideration received	$ 100,000,000
Period of trading days | day	20
Consecutive trading days | day	30
2022 NYMEX natural gas [Member] | Utica Shale [Member] | Disposal group, disposed of by sale, not discontinued operations [Member] | Future natural gas prices [Member]
Derivative [Line Items]
Consideration received	$ 50,000,000
2022 NYMEX natural gas [Member] | Utica Shale [Member] | Disposal group, disposed of by sale, not discontinued operations [Member] | Future natural gas prices 2022 [Member]
Derivative [Line Items]
Average sales price (in usd per unit) | $ / BTU	3.00
2022 NYMEX natural gas [Member] | Utica Shale [Member] | Disposal group, disposed of by sale, not discontinued operations [Member] | Future natural gas prices 2023 [Member]
Derivative [Line Items]
Average sales price (in usd per unit) | $ / BTU	3.25
Designated as hedging instrument [Member]
Derivative [Line Items]
Number of derivative instruments | derivative	0		0	0